FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME
Schedule of financial income

	2018	2017	2016

Income from short-term investments	68,721	85,153	142,965
Interest income and other financial income	135,279	141,462	109,080
Financial Income	204,000	226,615	252,045

Interest on debt	(1,177,686)	(1,323,448)	(1,540,797)
Monetary variation and other financial expenses	(401,655)	(402,836)	(469,208)
Financial Expenses	(1,579,341)	(1,726,284)	(2,010,005)

Bonds repurchases	(223,925)	—	—
Exchange Variation, net	(322,621)	(4,057)	851,635
Reversal of interest on provision for tax liabilities, net	—	369,819	—
Gains and losses on derivative financial instruments, net	32,092	(9,441)	(38,930)

Financial result, net	(1,889,795)	(1,143,348)	(945,255)